Short-term Investments (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 CNY (¥)
Short-Term Investments [Line Items]
Fair value changes in loss	¥ 49	$ 7,000	¥ 4
Foreign currency derivative instrument	68		95	$ 10
Zhengbang [Member]
Short-Term Investments [Line Items]
Marketable securities	¥ 146		¥ 110	$ 20,000